Accrued and Other Current Liabilities (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accrued and Other Current Liabilities
Accrued finder's fees and commissions			$ 80
Other accrued liabilities	$ 770	$ 1,216	658
Payroll liabilities	1,874	1,748	2,118
Warranty reserve liability	67	63	152
Total	$ 2,711	$ 3,027	$ 3,008